Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of financial assets and liabilities measured at fair value on recurring basis
The following tables present our financial assets and liabilities that we measured at fair value on a recurring basis by level within the fair value hierarchy as of December 31, 2020 and 2019:

	December 31, 2020
	Total	Level 1	Level 2	Level 3
Assets
Investment, at fair value	$12,110	$12,110	$—	$—
Derivative assets	3,303	—	3,303	—

Liabilities
Derivative liabilities	$167,303	$—	$167,303	$—

	December 31, 2019
	Total	Level 1	Level 2	Level 3
Assets
Derivative assets	$11,664	$—	$11,664	$—

Liabilities
Derivative liabilities	$97,066	$—	$97,066	$—

Valuation technique and related unobservable inputs
For flight equipment that we measured at fair value on a non-recurring basis, as a result of aircraft that were impaired, during the year ended December 31, 2020, the following table presents the fair value of such flight equipment that were impaired as of the measurement date, the valuation technique and the related unobservable inputs:

	Fair value	Valuation technique	Unobservable input	Weighted average
Flight equipment	$1,771,724	Income approach	Discount rate	6%
			Non-contractual cash flows as a % of total cash flows	58%

Schedule of carrying amounts and fair values of most significant financial instruments	The carrying amounts and fair values of our most significant financial instruments as of December 31, 2020 and 2019 were as follows:

	December 31, 2020
	Carrying value		Fair value	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$1,248,772		$1,248,772	$1,248,772	$—	$—
Restricted cash	246,518		246,518	246,518	—	—
Investment, at fair value	12,110		12,110	12,110	—	—
Derivative assets	3,303		3,303	—	3,303	—
	$1,510,703		$1,510,703	$1,507,400	$3,303	$—
Liabilities
Debt	$28,934,904	(a)	$29,798,305	$—	$29,798,305	$—
Derivative liabilities	167,303		167,303	—	167,303	—
	$29,102,207		$29,965,608	$—	$29,965,608	$—

(a)Excludes debt issuance costs, debt discounts and debt premium.

	December 31, 2019
	Carrying value		Fair value	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$1,121,396		$1,121,396	$1,121,396	$—	$—
Restricted cash	178,951		178,951	178,951	—	—
Derivative assets	11,664		11,664	—	11,664	—
	$1,312,011		$1,312,011	$1,300,347	$11,664	$—
Liabilities
Debt	$29,624,266	(a)	$30,219,588	$—	$30,219,588	$—
Derivative liabilities	97,066		97,066	—	97,066	—
	$29,721,332		$30,316,654	$—	$30,316,654	$—

(a)Excludes debt issuance costs, debt discounts and debt premium.